STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes the stock option activity of the Company:

	Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2016	194,667	$3.75	$6.22
Granted	—	$—	$—
Exercised	—	$—	$—
Expired, forfeited or cancelled	—	$—	$—
Outstanding at March 31, 2016	194,667	$3.75	$6.22	4.2	$48,667
Exercisable at March 31, 2016	73,000	$3.75	$6.22	4.2	$18,250

The following table summarizes the stock option activity of the Company:
	Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	—	$—	$—
Granted	194,667	$3.75	$6.22
Exercised	—	$—	$—
Expired, forfeited or cancelled	—	$—	$—
Outstanding at December 31, 2015	194,667	$3.75	$6.22	4.4	$48,667
Exercisable at December 31, 2015	48,667	$3.75	$6.22	4.4	$12,167